EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2017
Weighted average number of shares outstanding:
EARNINGS PER SHARE ("EPS")
NOTE 13 -      EARNINGS PER SHARE (“EPS”)

Basic and diluted earnings per share are based on the weighted average number of ordinary shares outstanding. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2017	2016	2015
Numerator for EPS:
Net income	$2,396	$62	$5,849
Denominator for EPS:
Weighted average shares outstanding – basic	8,848,028	8,828,444	8,808,344
Dilutive shares	61,044	2,320	2,345
Weighted average shares outstanding – diluted	8,909,072	8,830,764	8,810,689
EPS:
Basic and diluted	$0.27	$0.01	$0.66

Diluted income per share does not include 105,000, 220,000 and 295,000 options, for the years ended December 31, 2017, 2016 and 2015 respectively because the options are anti-dilutive.

Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.